                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 11975 El Camino Real, Suite 300
         San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Lisa Cain
Title:    CFO
Phone:    858-704-3337

Signature, Place, and Date of Signing:

/s/ L. CAIN San Diego, California 02/08/01


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total:   $531,340

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:
NONE



                                                      FORM 13F INFORMATION TABLE

                                TITLE               VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE   SHARED  NONE
--------------------         --------- ---------  --------  --------  --- ---- ------- ----------- ------ -------  ----
Apria Healthcare Group Inc.      COM    037933108  $325,354 10,936,282 SH       SOLE            10,936,282
Nuevo Energy Co.                 COM    670509108  $ 20,171  1,165,100 SH       SOLE             1,165,100
Waste Management, Inc.           COM    94106L109  $ 32,912  1,186,000 SH       SOLE             1,186,000
ICN Pharmaceuticals, Inc.        COM    448924100  $      3        100 SH       SOLE                   100
Mattel, Inc.                     COM    577081102  $ 92,927  6,435,380 SH       SOLE             6,435,380
Dial Corp.                       COM    25247D101  $ 45,260  4,114,500 SH       SOLE             4,114,500
SPDR Trust Series 1              COM    78462F103  $ 14,713    112,150 SH       SOLE               112,150




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